LOCAL AND FOREIGN CURRENCY - Non-Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Other non-current financial assets	$ 94,852,711	$ 296,632,012
Other non-current, non-financial assets	59,672,266	70,861,616
Non-current accounts receivable	539,920	126,464
Non-current account receivables	109,318	98,941
Investments accounted for under the equity method	92,344,598	91,489,194	$ 87,956,354
Intangible assets other than goodwill	671,778,888	659,631,543	604,514,165
Goodwill	129,023,922	118,042,900	98,325,593	$ 121,221,661
Property, plant and equipment	798,221,259	716,379,127	605,576,545
Deferred tax assets	2,428,333	1,858,727
Total Non-Current Assets	1,848,971,215	1,955,120,524	$ 1,650,766,684
USD.
NON-CURRENT ASSETS
Other non-current, non-financial assets	91,220	673,524
Total Non-Current Assets	91,220	673,524
EUR
NON-CURRENT ASSETS
Property, plant and equipment	3,146	404,450
Total Non-Current Assets	3,146	404,450
UF
NON-CURRENT ASSETS
Other non-current financial assets	75,297,737	34,239,224
Non-current accounts receivable	249,366	7,089
Total Non-Current Assets	75,547,103	34,246,313
CLP
NON-CURRENT ASSETS
Other non-current financial assets	3,317,778	55,469,858
Other non-current, non-financial assets	483,530	419,910
Non-current accounts receivable	233,773	76,649
Non-current account receivables	109,318	98,941
Investments accounted for under the equity method	53,869,966	52,519,699
Intangible assets other than goodwill	312,981,971	311,086,862
Goodwill	9,523,768	9,523,767
Property, plant and equipment	303,797,013	273,812,253
Deferred tax assets	2,428,333	1,858,727
Total Non-Current Assets	686,745,450	704,866,666
BRL
NON-CURRENT ASSETS
Other non-current financial assets		192,844,909
Other non-current, non-financial assets	55,060,849	66,621,741
Investments accounted for under the equity method	38,474,632	38,969,495
Intangible assets other than goodwill	177,173,694	159,307,806
Goodwill	65,920,764	60,830,705
Property, plant and equipment	229,486,365	201,527,151
Total Non-Current Assets	566,116,304	720,101,807
ARS
NON-CURRENT ASSETS
Other non-current financial assets	16,237,196	14,078,021
Other non-current, non-financial assets	2,367,042	1,836,280
Non-current accounts receivable	56,781
Intangible assets other than goodwill	9,075,200	7,560,882
Goodwill	46,254,831	39,976,392
Property, plant and equipment	177,219,624	152,227,991
Total Non-Current Assets	251,153,893	215,679,566
PYG
NON-CURRENT ASSETS
Other non-current, non-financial assets	1,669,625	1,310,161
Non-current accounts receivable		42,726
Intangible assets other than goodwill	172,548,023	181,675,993
Goodwill	7,324,559	7,712,036
Property, plant and equipment	87,715,111	88,407,282
Total Non-Current Assets	$ 269,314,099	$ 279,148,198